Lease liability - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) Lease	Dec. 31, 2021 GBP (£)
Lease liabilities [line items]
Repayment of principal portion of lease liabilities | £	£ 0.2	£ 0.2
Lease description	Both leases in Berlin are on a rolling contract basis with either party being able to end the lease with a cancellation notice period of 11.5 months, while the leases in the U. S. are on a rolling contract basis with a notice period of three months, thus allowing exemption using the practical expedient, without significant cost.
Berlin, Germany
Lease liabilities [line items]
Number of leases	2
Hoboken, U.S.
Lease liabilities [line items]
Number of leases	3